LONG-TERM COMMITMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LONG-TERM COMMITMENTS
Total contractual obligation assumed	R$ 12,429,229	R$ 7,335,609